Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Statement [Line Items]
Deferred tax assets	₨ 10,319	₨ 7,073		$ 110
Percentage of performed sensitivities reduced in revenues	5.00%
Disallowances of share-based payment expenses, interest expense and other	₨ 1,675	1,675
Unabsorbed Depreciation
Statement [Line Items]
Unabsorbed depreciation	₨ 76	13	₨ 5,187
Unused tax credits
Statement [Line Items]
Temporary difference unused tax losses and unused tax credits, maximum period	15 years
Unused tax credit	₨ 25	₨ 16	₨ 229
Unused tax credits | Bottom of range [member]
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	4 years	5 years	8 years
Unused tax credits | Top of range [member]
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	15 years	15 years	15 years
Unused tax losses
Statement [Line Items]
Temporary difference unused tax losses and unused tax credits, maximum period	8 years
Group Tax Losses
Statement [Line Items]
Unabsorbed depreciation	₨ 22,911	₨ 15,002	₨ 17,538
Group Tax Losses | Bottom of range [member]
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	1 year	1 year	1 year
Group Tax Losses | Top of range [member]
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	8 years	8 years	8 years